First Eagle US Equity ETF
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 98.6%

Air Freight & Logistics - 6.3%
CH Robinson Worldwide, Inc.	283	55,171
Expeditors International of Washington, Inc.	201	32,268
		87,439
Banks - 1.4%
US Bancorp	339	19,021

Building Products - 0.5%
Carlisle Cos., Inc.	19	6,477

Capital Markets - 3.4%
Bank of New York Mellon Corp. (The)	398	47,728

Chemicals - 3.7%
International Flavors & Fragrances, Inc.	228	15,917
Nutrien Ltd. (Canada)	232	15,982
PPG Industries, Inc.	173	20,004
		51,903
Consumer Finance - 1.4%
American Express Co.	55	19,369

Consumer Staples Distribution & Retail - 1.3%
Dollar General Corp.	129	18,503

Diversified Telecommunication Services - 2.3%
Comcast Corp., Class A	1,096	32,606

Electronic Equipment, Instruments & Components - 1.3%
IPG Photonics Corp. *	189	17,466

Energy Equipment & Services - 4.1%
Noble Corp. plc	374	13,322
NOV, Inc.	1,061	19,469
SLB Ltd.	505	24,432
		57,223
Entertainment - 0.8%
Walt Disney Co. (The)	98	11,054

Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B *	31	14,897

Health Care Equipment & Supplies - 6.6%
Becton Dickinson & Co.	311	63,282
Medtronic plc	284	29,241
		92,523
Health Care Providers & Services - 10.3%
Elevance Health, Inc.	126	43,563
HCA Healthcare, Inc.	130	63,475
Universal Health Services, Inc., Class B	181	36,428
		143,466
Household Products - 2.4%
Colgate-Palmolive Co.	375	33,859

Insurance - 2.7%
Fidelity National Financial, Inc.	161	8,757
Willis Towers Watson plc	91	28,890
		37,647
Interactive Media & Services - 10.7%
Alphabet, Inc., Class C	240	81,247
Meta Platforms, Inc., Class A	94	67,351
		148,598
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc., Class A *	59	17,328

Machinery - 2.0%
Cummins, Inc.	31	17,943
Deere & Co.	20	10,560
		28,503
Media - 2.5%
Charter Communications, Inc., Class A *	110	22,673
Omnicom Group, Inc.	161	12,404
		35,077
Metals & Mining - 7.1%
Agnico Eagle Mines Ltd. (Canada)	82	15,621
Barrick Mining Corp. (Canada)	615	28,161
Franco-Nevada Corp. (Canada)	91	21,327
Newmont Corp.	300	33,705
		98,814
Office REITs - 0.6%
BXP, Inc., REIT	121	7,825

Oil, Gas & Consumable Fuels - 7.1%
Exxon Mobil Corp.	275	38,885
ONEOK, Inc.	750	59,393
		98,278
Residential REITs - 1.4%
Equity Residential, REIT	319	19,880

Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	67	20,829
Texas Instruments, Inc.	118	25,435
		46,264
Software - 7.1%
Microsoft Corp.	20	8,606
Oracle Corp.	249	40,980
Salesforce, Inc.	134	28,447
Workday, Inc., Class A *	118	20,724
		98,757

See Notes to Schedule of Investments.	(Continued)

First Eagle US Equity ETF
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Specialized REITs - 2.5%
Extra Space Storage, Inc., REIT	75	10,348
Weyerhaeuser Co., REIT	950	24,491
		34,839
Specialty Retail - 0.5%
Ross Stores, Inc.	39	7,357

Tobacco - 3.0%
Philip Morris International, Inc.	232	41,630

Total Common Stocks (Cost $1,380,397)		1,374,331

Short-Term Investments - 1.4%

Investment Companies - 1.4%
JPMorgan US Government Money Market Fund 3.65% (a) (Cost $19,603)	19,603	19,603

Total Investments - 100.0% (Cost $1,400,000)		1,393,934
Other assets less liabilities - 0.0%(b)		91
Net Assets - 100.0%		1,394,025

*	Non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2026.
(b)	Represents less than 0.05% of net assets.

Abbreviations
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle US Equity ETF

Schedule of Investments

January 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	6.3%
Banks	1.4
Building Products	0.5
Capital Markets	3.4
Chemicals	3.7
Consumer Finance	1.4
Consumer Staples Distribution & Retail	1.3
Diversified Telecommunication Services	2.3
Electronic Equipment, Instruments & Components	1.3
Energy Equipment & Services	4.1
Entertainment	0.8
Financial Services	1.1
Health Care Equipment & Supplies	6.6
Health Care Providers & Services	10.3
Household Products	2.4
Insurance	2.7
Interactive Media & Services	10.7
Life Sciences Tools & Services	1.2
Machinery	2.0
Media	2.5
Metals & Mining	7.1
Office REITs	0.6
Oil, Gas & Consumable Fuels	7.1
Residential REITs	1.4
Semiconductors & Semiconductor Equipment	3.3
Software	7.1
Specialized REITs	2.5
Specialty Retail	0.5
Tobacco	3.0
Short-Term Investments	1.4
Total Investments	100.0%

See Notes to Schedule of Investments.	(Continued)

First Eagle Mid Cap Equity ETF

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 99.7%

Banks - 3.3%
Citizens Financial Group, Inc.	273	17,193
Webster Financial Corp.	258	16,969
		34,162
Broadline Retail - 3.1%
Coupang, Inc. (South Korea) *	789	15,906
Sea Ltd., ADR (Singapore) *	138	16,076
		31,982
Building Products - 3.0%
Advanced Drainage Systems, Inc.	105	15,964
Carlisle Cos., Inc.	45	15,340
		31,304
Capital Markets - 9.1%
Cohen & Steers, Inc.	240	15,422
Evercore, Inc., Class A	45	15,897
Houlihan Lokey, Inc., Class A	87	14,644
LPL Financial Holdings, Inc.	45	16,403
MarketAxess Holdings, Inc.	96	16,246
Raymond James Financial, Inc.	96	15,923
		94,535
Chemicals - 6.4%
Air Products and Chemicals, Inc.	63	17,168
Ecolab, Inc.	60	16,919
PPG Industries, Inc.	153	17,691
Westlake Corp.	189	14,992
		66,770
Commercial Services & Supplies - 4.8%
Clean Harbors, Inc. *	63	16,374
MSA Safety, Inc.	93	16,475
Waste Connections, Inc. (Canada)	102	17,095
		49,944
Construction Materials - 1.4%
Eagle Materials, Inc.	72	14,674

Distributors - 1.6%
Genuine Parts Co.	123	17,096

Diversified Consumer Services - 1.6%
Grand Canyon Education, Inc. *	93	16,167

Diversified REITs - 1.6%
WP Carey, Inc., REIT	240	16,740

Electrical Equipment - 3.3%
nVent Electric plc	150	16,839
Regal Rexnord Corp.	105	16,958
		33,797
Electronic Equipment, Instruments & Components - 6.8%
Belden, Inc.	144	16,921
Coherent Corp. *	87	18,460
Flex Ltd. *	258	16,264
Teledyne Technologies, Inc. *	30	18,609
		70,254
Financial Services - 1.2%
Rocket Cos., Inc., Class A	720	12,910

Ground Transportation - 4.8%
Canadian Pacific Kansas City Ltd. (Canada)	231	17,173
Old Dominion Freight Line, Inc.	96	16,627
XPO, Inc. *	111	16,440
		50,240
Health Care Equipment & Supplies - 6.4%
Dexcom, Inc. *	240	17,530
GE HealthCare Technologies, Inc.	207	16,347
Masimo Corp. *	120	16,479
STERIS plc	63	16,544
		66,900
Health Care Providers & Services - 1.5%
Ensign Group, Inc. (The)	93	15,964

Hotel & Resort REITs - 1.6%
Ryman Hospitality Properties, Inc., REIT	177	16,762

Hotels, Restaurants & Leisure - 3.1%
DoorDash, Inc., Class A *	81	16,574
Texas Roadhouse, Inc., Class A	87	15,648
		32,222
Household Durables - 3.1%
PulteGroup, Inc.	129	16,137
SharkNinja, Inc. *	132	15,602
		31,739
Insurance - 4.9%
Lincoln National Corp.	408	16,977
Reinsurance Group of America, Inc.	87	17,639
Willis Towers Watson plc	51	16,191
		50,807
Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc., Class A *	54	15,860

Machinery - 1.6%
Flowserve Corp.	219	17,115

Office REITs - 1.6%
BXP, Inc., REIT	249	16,103

Oil, Gas & Consumable Fuels - 7.1%
Expand Energy Corp.	168	18,885
ONEOK, Inc.	228	18,055
Permian Resources Corp., Class A	1,167	18,824
Targa Resources Corp.	90	18,088
		73,852

See Notes to Schedule of Investments.	(Continued)

First Eagle Mid Cap Equity ETF

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Paper & Forest Products - 1.5%
Louisiana-Pacific Corp.	180	15,073

Professional Services - 1.3%
CBIZ, Inc. *	330	12,986

Real Estate Management & Development - 3.2%
Colliers International Group, Inc. (Canada)	114	15,584
Jones Lang LaSalle, Inc. *	48	17,179
		32,763
Semiconductors & Semiconductor Equipment - 3.2%
Entegris, Inc.	147	17,356
Onto Innovation, Inc. *	78	15,760
		33,116
Textiles, Apparel & Luxury Goods - 1.7%
VF Corp.	888	17,396

Trading Companies & Distributors - 4.4%
FTAI Aviation Ltd.	60	16,339
QXO, Inc. *	699	15,504
United Rentals, Inc.	18	14,077
		45,920
Total Common Stocks (Cost $1,046,043)		1,035,153

Short-Term Investments - 0.3%

Investment Companies - 0.3%
JPMorgan US Government Money Market Fund 3.65% (a) (Cost $3,455)	3,455	3,455

Total Investments - 100.0% (Cost $1,049,498)		1,038,608
Other assets less liabilities - 0.0%(b)		28
Net Assets - 100.0%		1,038,636

*	Non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2026.
(b)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Mid Cap Equity ETF

Schedule of Investments

January 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Banks	3.3%
Broadline Retail	3.1
Building Products	3.0
Capital Markets	9.1
Chemicals	6.4
Commercial Services & Supplies	4.8
Construction Materials	1.4
Distributors	1.6
Diversified Consumer Services	1.6
Diversified REITs	1.6
Electrical Equipment	3.3
Electronic Equipment, Instruments & Components	6.8
Financial Services	1.2
Ground Transportation	4.8
Health Care Equipment & Supplies	6.4
Health Care Providers & Services	1.5
Hotel & Resort REITs	1.6
Hotels, Restaurants & Leisure	3.1
Household Durables	3.1
Insurance	4.9
Life Sciences Tools & Services	1.5
Machinery	1.6
Office REITs	1.6
Oil, Gas & Consumable Fuels	7.1
Paper & Forest Products	1.5
Professional Services	1.3
Real Estate Management & Development	3.2
Semiconductors & Semiconductor Equipment	3.2
Textiles, Apparel & Luxury Goods	1.7
Trading Companies & Distributors	4.4
Short-Term Investments	0.3
Total Investments	100.0%

See Notes to Schedule of Investments.	(Continued)

Notes to Schedule of Investments (unaudited)

Note 1 — Organization

First Eagle ETF Trust (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). As of January 31, 2026, the Trust consists of two portfolios, the First Eagle US Equity ETF and First Eagle Mid Cap Equity ETF (each a “Fund” and together, the “Funds”). The Trust is a Delaware statutory trust. The First Eagle US Equity ETF is a non-diversified and an actively managed exchange-traded fund (“ETF”) with an investment objective of long-term capital growth. It seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and may invest to a lesser extent in securities of non-U.S. issuers (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). The First Eagle Mid Cap Equity ETF is a diversified and an actively managed exchange-traded fund (“ETF”) with an investment objective of long-term capital growth. It seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. mid-cap companies and may invest to a lesser extent in securities of non-U.S. issuers (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts).

First Eagle Investment Management, LLC (the "Adviser") is the investment adviser of the Funds. The Adviser is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Exchange Traded Concepts, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Funds. A controlling interest in First Eagle Holdings is owned by funds managed by Genstar Capital, LLC.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the "FASB") Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investment Valuation — Each Fund computes its net asset value ("NAV") once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case, it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which it is traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be "stale" as a result of limited market activity for a particular holding, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or when market prices have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund's NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be "fair valued" as described below.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close of trading in U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Adviser believes that relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Funds are determined in good faith by the Adviser as "valuation designee" under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the "Committee") oversees the execution of the valuation and liquidity procedures for the Funds. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser the "valuation designee" to perform the Fund's fair value determinations. The Adviser's fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2026:

First Eagle US Equity ETF

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,374,331	$–	$–	$1,374,331
Short-Term Investments	19,603	–	–	19,603
Total	$1,393,934	$–	$–	$1,393,934

†	See Schedule of Investments for additional detailed categorizations.

First Eagle Mid Cap Equity ETF

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,035,153	$–	$–	$1,035,153
Short-Term Investments	3,455	–	–	3,455
Total	$1,038,608	$–	$–	$1,038,608

†	See Schedule of Investments for additional detailed categorizations.

b)  Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and a prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund's Schedule of Investments.